SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Redeemable ordinary shares subject to possible redemption, beginning			$ 19,901,169			$ 299,004,083	$ 19,901,169	$ 299,004,083	$ 299,004,083
Remeasurement of carrying value to redemption value	$ 76,746	$ 169,912	$ 234,853	$ 255,484	$ 2,100,063	$ 3,196,998	481,511		5,813,213	$ 33,209,323
Redemption							(13,781,323)	$ (284,916,127)	(284,916,127)
Redeemable ordinary shares subject to possible redemption, ending	$ 6,601,357						$ 6,601,357		19,901,169	299,004,083
Gross proceeds										287,500,000
Fair value to Public Warrants at issuance										(5,606,250)
Redeemable ordinary share issuance costs										$ (16,098,990)
Redemption									$ (284,916,127)